UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742 and 811-07885

Name of Fund: BlackRock Index Equity Portfolio of BlackRock Funds and Master S&P 500 Index Series of Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Index Equity Portfolio of BlackRock Funds and Master S&P 500 Index Series of Quantitative Master Series LLC, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2011

Date of reporting period: 03/31/2011

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2011 (Unaudited)	BlackRock Index Equity Portfolio (Percentages shown are based on Net Assets)

Mutual Fund	Value

Master S&P 500 Index Series of Quantitative Master Series LLC	$608,299,624

Total Investments (Cost - $59,383,809) – 100.0%	608,299,624
Liabilities in Excess of Other Assets – (0.0)%	(289,296)

Net Assets – 100.0%	$608,010,328

BlackRock Index Equity Portfolio (the “Portfolio”) seeks to achieve its investment objective by investing all of its assets in Master S&P 500 Index Series (the “Series”), which has the same investment objective and strategies as the Portfolio. As of March 31, 2011, the value of the investment and the percentage owned by the Portfolio of the Series was $608,299,624 and 24.2%, respectively.

•	The Portfolio records its investment in the Series at fair value. The Portfolio’s investment in the Series is valued pursuant to the pricing policies approved by the Board of Directors of the Series.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2011, the Portfolio’s investment in the Series was classified as Level 2.

BLACKROCK INDEX FUNDS	MARCH 31, 2011	1

Schedule of Investments March 31, 2011 (Unaudited)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 2.8%
Boeing Co.	151,837	$11,225,309
General Dynamics Corp.	76,868	5,885,014
Goodrich Corp.	25,908	2,215,911
Honeywell International, Inc.	161,696	9,654,868
Huntington Ingalls Industries Inc. (a)	1	25
ITT Corp.	37,942	2,278,417
L-3 Communications Holdings, Inc.	23,326	1,826,659
Lockheed Martin Corp.	59,167	4,757,027
Northrop Grumman Corp.	60,034	3,764,732
Precision Castparts Corp.	29,576	4,352,996
Raytheon Co.	74,185	3,773,791
Rockwell Collins, Inc.	32,260	2,091,416
Textron, Inc.	56,948	1,559,806
United Technologies Corp.	189,809	16,067,332

		69,453,303

Air Freight & Logistics — 1.0%
C.H. Robinson Worldwide, Inc.	34,178	2,533,615
Expeditors International Washington, Inc.	43,671	2,189,664
FedEx Corp.	64,956	6,076,634
United Parcel Service, Inc., Class B	203,568	15,129,174

		25,929,087

Airlines — 0.1%
Southwest Airlines Co.	153,655	1,940,663

Auto Components — 0.3%
The Goodyear Tire & Rubber Co. (a)	49,829	746,438
Johnson Controls, Inc.	139,664	5,805,833

		6,552,271

Automobiles — 0.5%
Ford Motor Co. (a)	780,064	11,630,754
Harley-Davidson, Inc.	48,449	2,058,598

		13,689,352

Beverages — 2.4%
Brown-Forman Corp., Class B	21,350	1,458,205
The Coca-Cola Co.	473,189	31,396,090
Coca-Cola Enterprises Inc.	68,095	1,858,993
Constellation Brands, Inc., Class A (a)	36,703	744,337
Dr. Pepper Snapple Group, Inc.	46,530	1,729,055
Molson Coors Brewing Co., Class B	32,775	1,536,820
PepsiCo, Inc.	327,185	21,073,986

		59,797,486

Biotechnology — 1.3%
Amgen, Inc. (a)	192,313	10,279,130
Biogen Idec, Inc. (a)	49,667	3,645,061
Celgene Corp. (a)	95,883	5,516,149
Cephalon, Inc. (a)	15,627	1,184,214
Genzyme Corp. (a)	53,851	4,100,754
Gilead Sciences, Inc. (a)	164,018	6,960,924

		31,686,232

Building Products — 0.0%
Masco Corp. (b)	73,584	1,024,289

Capital Markets — 2.4%
Ameriprise Financial, Inc.	51,070	3,119,356

Common Stocks	Shares	Value

Capital Markets (concluded)
The Bank of New York Mellon Corp.	256,071	$7,648,841
The Charles Schwab Corp.	205,907	3,712,503
E*Trade Financial Corp. (a)	45,539	711,775
Federated Investors, Inc., Class B	19,041	509,347
Franklin Resources, Inc.	29,937	3,744,520
The Goldman Sachs Group, Inc.	107,343	17,010,645
Invesco Ltd.	94,924	2,426,257
Janus Capital Group, Inc.	38,242	476,878
Legg Mason, Inc.	31,427	1,134,200
Morgan Stanley	318,727	8,707,622
Northern Trust Corp.	49,803	2,527,502
State Street Corp.	103,542	4,653,177
T. Rowe Price Group, Inc.	53,394	3,546,429

		59,929,052

Chemicals — 2.1%
Air Products & Chemicals, Inc.	44,310	3,995,876
Airgas, Inc.	15,498	1,029,377
CF Industries Holdings, Inc.	14,709	2,012,044
The Dow Chemical Co.	240,838	9,091,634
E.I. du Pont de Nemours & Co. (b)	190,055	10,447,323
Eastman Chemical Co.	14,833	1,473,214
Ecolab, Inc.	47,958	2,446,817
FMC Corp.	14,911	1,266,391
International Flavors & Fragrances, Inc.	16,562	1,031,813
Monsanto Co.	110,671	7,997,086
PPG Industries, Inc.	33,120	3,153,355
Praxair, Inc.	62,556	6,355,690
The Sherwin-Williams Co.	18,316	1,538,361
Sigma-Aldrich Corp.	25,126	1,599,019

		53,438,000

Commercial Banks — 2.9%
BB&T Corp.	143,207	3,931,032
Comerica, Inc.	36,306	1,333,156
Fifth Third Bancorp	189,397	2,628,830
First Horizon National Corp.	54,193	607,504
Huntington Bancshares, Inc.	178,489	1,185,167
KeyCorp	181,116	1,608,310
M&T Bank Corp.	24,781	2,192,375
Marshall & Ilsley Corp.	109,305	873,347
The PNC Financial Services Group, Inc. (c)	108,361	6,825,659
Regions Financial Corp.	259,745	1,885,749
SunTrust Banks, Inc.	103,286	2,978,768
U.S. Bancorp	396,337	10,475,187
Wells Fargo & Co.	1,086,465	34,440,941
Zions Bancorporation	37,685	869,016

		71,835,041

Commercial Services & Supplies — 0.5%
Avery Dennison Corp.	22,113	927,862
Cintas Corp.	26,022	787,686
Iron Mountain, Inc.	41,109	1,283,834
Pitney Bowes, Inc.	41,972	1,078,261
R.R. Donnelley & Sons Co.	42,729	808,433
Republic Services, Inc., Class A	63,225	1,899,279
Stericycle, Inc. (a)	17,596	1,560,237

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011	1

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Commercial Services & Supplies (concluded)
Waste Management, Inc. (b)	98,107	$3,663,315

		12,008,907

Communications Equipment — 2.1%
Cisco Systems, Inc.	1,140,035	19,551,600
F5 Networks, Inc. (a)	16,628	1,705,534
Harris Corp.	26,371	1,308,002
JDS Uniphase Corp. (a)	46,181	962,412
Juniper Networks, Inc. (a)	110,292	4,641,087
Motorola Mobility Holdings Inc. (a)	60,747	1,482,227
Motorola Soultions Inc. (a)	69,425	3,102,603
QUALCOMM, Inc.	338,986	18,586,603
Tellabs, Inc.	75,314	394,645

		51,734,713

Computers & Peripherals — 4.3%
Apple, Inc. (a)	190,004	66,206,894
Dell, Inc. (a)	346,260	5,024,233
EMC Corp. (a)	426,581	11,325,725
Hewlett-Packard Co.	448,487	18,374,512
Lexmark International, Inc., Class A (a)	16,260	602,270
NetApp, Inc. (a)	75,842	3,654,068
SanDisk Corp. (a)	48,786	2,248,547
Western Digital Corp. (a)	47,739	1,780,187

		109,216,436

Construction & Engineering — 0.2%
Fluor Corp.	36,413	2,682,181
Jacobs Engineering Group, Inc. (a)	26,111	1,342,889
Quanta Services, Inc. (a)	44,234	992,169

		5,017,239

Construction Materials — 0.0%
Vulcan Materials Co. (b)	26,595	1,212,732

Consumer Finance — 0.8%
American Express Co.	215,719	9,750,499
Capital One Financial Corp.	94,298	4,899,724
Discover Financial Services, Inc.	112,476	2,712,921
SLM Corp. (a)	108,573	1,661,167

		19,024,311

Containers & Packaging — 0.2%
Ball Corp.	34,896	1,251,022
Bemis Co.	22,164	727,201
Owens-Illinois, Inc. (a)	33,597	1,014,293
Sealed Air Corp.	32,730	872,582

		3,865,098

Distributors — 0.1%
Genuine Parts Co.	32,404	1,738,151

Diversified Consumer Services — 0.1%
Apollo Group, Inc., Class A (a)	25,390	1,059,017
DeVry, Inc.	12,754	702,363
H&R Block, Inc.	63,869	1,069,167

		2,830,547

Diversified Financial Services — 4.1%
Bank of America Corp.	2,087,326	27,824,056

Common Stocks	Shares	Value

Diversified Financial Services (concluded)
CME Group, Inc.	13,817	$4,166,516
Citigroup, Inc. (a)	5,992,313	26,486,024
IntercontinentalExchange, Inc. (a)	15,125	1,868,543
JPMorgan Chase & Co.	821,543	37,873,132
Leucadia National Corp.	40,797	1,531,519
Moody’s Corp. (b)	41,874	1,419,947
The NASDAQ Stock Market, Inc. (a)	30,831	796,673
NYSE Euronext	53,966	1,897,984

		103,864,394

Diversified Telecommunication Services — 2.7%
AT&T Inc.	1,219,147	37,305,898
CenturyLink, Inc. (b)	62,996	2,617,484
Frontier Communications Corp.	204,411	1,680,258
Qwest Communications International, Inc.	358,795	2,450,570
Verizon Communications, Inc.	583,233	22,477,800
Windstream Corp.	103,902	1,337,219

		67,869,229

Electric Utilities — 1.7%
American Electric Power Co., Inc.	99,124	3,483,217
Duke Energy Corp.	274,050	4,974,008
Edison International	67,282	2,461,849
Entergy Corp.	37,239	2,502,833
Exelon Corp.	136,471	5,628,064
FirstEnergy Corp.	86,119	3,194,155
NextEra Energy, Inc.	86,793	4,784,030
Northeast Utilities, Inc.	36,242	1,253,973
PPL Corp.	99,847	2,526,129
Pepco Holdings, Inc.	46,610	869,277
Pinnacle West Capital Corp.	22,440	960,208
Progress Energy, Inc.	60,523	2,792,531
The Southern Co.	174,366	6,645,088

		42,075,362

Electrical Equipment — 0.5%
Emerson Electric Co.	155,507	9,086,274
Rockwell Automation, Inc.	29,342	2,777,220
Roper Industries, Inc.	19,646	1,698,593

		13,562,087

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	36,261	1,972,236
Corning, Inc.	322,851	6,660,416
Flir Systems, Inc.	32,784	1,134,654
Jabil Circuit, Inc.	40,448	826,353
Molex, Inc.	28,546	717,075

		11,310,734

Energy Equipment & Services — 2.5%
Baker Hughes, Inc.	89,544	6,575,216
Cameron International Corp. (a)	50,457	2,881,095
Diamond Offshore Drilling, Inc.	14,265	1,108,390
FMC Technologies, Inc. (a)	24,763	2,339,608
Halliburton Co.	188,343	9,387,015
Helmerich & Payne, Inc.	21,939	1,506,990
Nabors Industries Ltd. (a)	59,099	1,795,428
National Oilwell Varco, Inc.	86,825	6,882,618
Noble Corp.	52,031	2,373,654

2	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Energy Equipment & Services (concluded)
Rowan Cos., Inc. (a)	25,904	$1,144,439
Schlumberger Ltd.	280,681	26,176,310

		62,170,763

Food & Staples Retailing — 2.2%
CVS Caremark Corp.	282,136	9,682,907
Costco Wholesale Corp.	90,011	6,599,607
The Kroger Co.	131,345	3,148,340
SUPERVALU, Inc.	44,171	394,447
SYSCO Corp.	120,300	3,332,310
Safeway, Inc.	76,314	1,796,432
Wal-Mart Stores, Inc.	404,025	21,029,501
Walgreen Co.	190,310	7,639,043
Whole Foods Market, Inc.	30,405	2,003,689

		55,626,276

Food Products — 1.7%
Archer-Daniels-Midland Co.	131,358	4,730,202
Campbell Soup Co. (b)	37,646	1,246,459
ConAgra Foods, Inc.	90,436	2,147,855
Dean Foods Co. (a)	38,051	380,510
General Mills, Inc.	131,641	4,811,478
H.J. Heinz Co.	66,346	3,239,012
The Hershey Co.	31,819	1,729,363
Hormel Foods Corp.	28,374	789,932
The J.M. Smucker Co.	24,582	1,754,909
Kellogg Co.	52,305	2,823,424
Kraft Foods, Inc.	360,661	11,310,329
McCormick & Co., Inc.	27,339	1,307,624
Mead Johnson Nutrition Co.	42,249	2,447,485
Sara Lee Corp.	128,375	2,268,386
Tyson Foods, Inc., Class A	61,220	1,174,812

		42,161,780

Gas Utilities — 0.1%
Nicor, Inc.	9,331	501,075
Oneok, Inc.	22,051	1,474,771

		1,975,846

Health Care Equipment & Supplies — 1.9%
Baxter International, Inc.	119,797	6,441,485
Becton Dickinson & Co.	45,604	3,630,991
Boston Scientific Corp. (a)	314,046	2,257,991
C.R. Bard, Inc.	17,540	1,741,897
CareFusion Corp. (a)	45,812	1,291,898
Covidien Plc	101,853	5,290,245
Dentsply International, Inc.	29,278	1,082,993
Edwards Lifesciences Corp. (a)	23,664	2,058,768
Intuitive Surgical, Inc. (a)	8,069	2,690,689
Medtronic, Inc.	220,552	8,678,721
St. Jude Medical, Inc.	67,137	3,441,443
Stryker Corp.	69,395	4,219,216
Varian Medical Systems, Inc. (a)	24,738	1,673,278
Zimmer Holdings, Inc. (a)	39,625	2,398,501

		46,898,116

Health Care Providers & Services — 2.0%
Aetna, Inc.	79,301	2,968,236
AmerisourceBergen Corp.	56,666	2,241,707
Cardinal Health, Inc.	72,099	2,965,432
Cigna Corp.	55,908	2,475,606

Common Stocks	Shares	Value

Health Care Providers & Services (concluded)
Coventry Health Care, Inc. (a)	30,746	$980,490
DaVita, Inc. (a)	19,856	1,697,886
Express Scripts, Inc. (a)	108,929	6,057,542
Humana, Inc. (a)	34,740	2,429,716
Laboratory Corp. of America Holdings (a)	20,851	1,921,003
McKesson Corp.	52,422	4,143,959
Medco Health Solutions, Inc. (a)	83,417	4,684,699
Patterson Cos., Inc.	19,954	642,319
Quest Diagnostics, Inc.	32,105	1,853,101
Tenet Healthcare Corp. (a)	99,389	740,448
UnitedHealth Group, Inc.	225,568	10,195,673
WellPoint, Inc.	77,447	5,405,026

		51,402,843

Health Care Technology — 0.1%
Cerner Corp. (a)	14,776	1,643,091

Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.	88,973	3,413,004
Darden Restaurants, Inc.	28,468	1,398,633
International Game Technology	61,276	994,509
Marriott International, Inc., Class A (b)	59,912	2,131,669
McDonald’s Corp.	215,174	16,372,590
Starbucks Corp.	153,819	5,683,612
Starwood Hotels & Resorts Worldwide, Inc.	39,609	2,302,075
Wyndham Worldwide Corp.	35,542	1,130,591
Wynn Resorts Ltd.	15,667	1,993,626
Yum! Brands, Inc.	96,337	4,949,795

		40,370,104

Household Durables — 0.4%
D.R. Horton, Inc.	57,786	673,207
Fortune Brands, Inc.	31,620	1,956,962
Harman International Industries, Inc.	14,288	668,964
Leggett & Platt, Inc.	30,343	743,404
Lennar Corp., Class A	33,071	599,247
Newell Rubbermaid, Inc.	59,861	1,145,141
Pulte Group, Inc. (a)	69,363	513,286
Stanley Black & Decker, Inc.	34,467	2,640,172
Whirlpool Corp.	15,640	1,335,030

		10,275,413

Household Products — 2.0%
Clorox Co.	28,681	2,009,678
Colgate-Palmolive Co.	101,840	8,224,598
Kimberly-Clark Corp.	83,400	5,443,518
The Procter & Gamble Co.	577,622	35,581,515

		51,259,309

IT Services — 3.1%
Automatic Data Processing, Inc.	102,355	5,251,835
Cognizant Technology Solutions Corp. (a)	62,724	5,105,734
Computer Sciences Corp.	31,997	1,559,214
Fidelity National Information Services, Inc.	54,866	1,793,570
Fiserv, Inc. (a)	30,493	1,912,521

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011	3

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

IT Services (concluded)
International Business Machines Corp.	251,522	$41,015,692
MasterCard, Inc., Class A	19,913	5,012,500
Paychex, Inc.	66,201	2,076,063
SAIC, Inc. (a)	60,289	1,020,090
Teradata Corp. (a)	34,667	1,757,617
Total System Services, Inc.	33,326	600,534
Visa, Inc., Class A	99,951	7,358,393
The Western Union Co.	133,394	2,770,593

		77,234,356

Independent Power Producers & Energy Traders — 0.2%
The AES Corp. (a)	136,449	1,773,837
Constellation Energy Group, Inc.	41,092	1,279,194
NRG Energy, Inc. (a)	50,985	1,098,217

		4,151,248

Industrial Conglomerates — 2.5%
3M Co.	146,806	13,726,361
General Electric Co.	2,189,988	43,909,259
Tyco International Ltd.	97,709	4,374,432

		62,010,052

Insurance — 3.8%
ACE Ltd.	69,203	4,477,434
Aflac, Inc.	96,884	5,113,538
The Allstate Corp.	109,262	3,472,346
American International Group, Inc. (a)	29,587	1,039,687
Aon Corp.	68,671	3,636,816
Assurant, Inc.	20,611	793,730
Berkshire Hathaway, Inc. (a)	356,979	29,854,154
Chubb Corp.	60,887	3,732,982
Cincinnati Financial Corp.	33,433	1,096,602
Genworth Financial, Inc., Class A (a)	100,708	1,355,530
Hartford Financial Services Group, Inc.	91,823	2,472,793
Lincoln National Corp.	65,153	1,957,196
Loews Corp.	65,083	2,804,426
Marsh & McLennan Cos., Inc.	112,168	3,343,728
MetLife, Inc.	217,587	9,732,667
Principal Financial Group, Inc.	66,210	2,126,003
The Progressive Corp.	136,606	2,886,485
Prudential Financial, Inc.	100,211	6,170,993
Torchmark Corp.	16,438	1,092,798
The Travelers Cos., Inc.	88,902	5,287,891
Unum Group	63,870	1,676,588
XL Group Plc	64,143	1,577,918

		95,702,305

Internet & Catalog Retail — 0.8%
Amazon.com, Inc. (a)	73,475	13,235,052
Expedia, Inc.	41,094	931,190
Netflix, Inc. (a)	9,048	2,147,362
Priceline.com, Inc. (a)	10,135	5,132,769

		21,446,373

Internet Software & Services — 1.8%
Akamai Technologies, Inc. (a)	38,560	1,465,280
eBay, Inc. (a)	235,855	7,320,939
Google, Inc., Class A (a)	51,721	30,319,367

Common Stocks	Shares	Value

Internet Software & Services (concluded)
Monster Worldwide, Inc. (a)	26,710	$424,689
VeriSign, Inc.	35,734	1,293,928
Yahoo! Inc. (a)	269,972	4,495,034

		45,319,237

Leisure Equipment & Products — 0.1%
Hasbro, Inc.	28,234	1,322,481
Mattel, Inc.	71,914	1,792,816

		3,115,297

Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc. (a)	71,324	3,193,889
Life Technologies Corp. (a)	37,124	1,946,040
PerkinElmer, Inc.	24,149	634,394
Thermo Fisher Scientific, Inc. (a)	80,560	4,475,108
Waters Corp. (a)	18,819	1,635,371

		11,884,802

Machinery — 2.4%
Caterpillar, Inc.	131,740	14,669,249
Cummins, Inc.	40,791	4,471,509
Danaher Corp.	111,453	5,784,411
Deere & Co.	86,837	8,413,637
Dover Corp.	38,414	2,525,336
Eaton Corp.	70,179	3,890,724
Flowserve Corp.	11,487	1,479,526
Illinois Tool Works, Inc.	102,770	5,520,804
Ingersoll-Rand Plc	67,944	3,282,375
Joy Global, Inc.	21,597	2,134,000
PACCAR, Inc.	75,319	3,942,950
Pall Corp.	23,791	1,370,599
Parker Hannifin Corp.	33,372	3,159,661
Snap-On, Inc.	11,937	716,936

		61,361,717

Media — 3.3%
CBS Corp., Class B	138,678	3,472,497
Cablevision Systems Corp., Class A	47,966	1,660,103
Comcast Corp., Class A	572,636	14,155,562
DIRECTV, Class A (a)	163,658	7,659,194
Discovery Communications, Inc., Class A (a)	58,485	2,333,552
Gannett Co., Inc.	49,456	753,215
Interpublic Group of Cos., Inc.	100,404	1,262,078
The McGraw-Hill Cos., Inc.	63,113	2,486,652
News Corp., Class A	470,921	8,269,373
Omnicom Group, Inc.	58,580	2,873,935
Scripps Networks Interactive	18,656	934,479
Time Warner Cable, Inc.	70,821	5,052,370
Time Warner, Inc.	225,390	8,046,423
Viacom, Inc., Class B	123,121	5,727,589
Walt Disney Co.	391,638	16,875,681
The Washington Post Co. Class B	1,085	474,753

		82,037,456

Metals & Mining — 1.2%
AK Steel Holding Corp.	22,572	356,186
Alcoa, Inc.	219,086	3,866,868
Allegheny Technologies, Inc.	20,257	1,371,804
Cliffs Natural Resources, Inc. (b)	27,978	2,749,678

4	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Metals & Mining (concluded)
Freeport-McMoRan Copper & Gold, Inc., Class B	195,183	$10,842,416
Newmont Mining Corp.	101,707	5,551,168
Nucor Corp.	65,147	2,998,065
Titanium Metals Corp. (a)	18,479	343,340
United States Steel Corp.	29,540	1,593,387

		29,672,912

Multi-Utilities — 1.2%
Ameren Corp.	49,710	1,395,360
CMS Energy Corp.	51,929	1,019,885
CenterPoint Energy, Inc.	87,710	1,540,187
Consolidated Edison, Inc.	60,189	3,052,786
DTE Energy Co.	35,001	1,713,649
Dominion Resources, Inc.	119,766	5,353,540
Integrys Energy Group, Inc.	16,125	814,474
NiSource, Inc.	57,709	1,106,859
PG&E Corp.	81,694	3,609,241
Public Service Enterprise Group, Inc.	104,333	3,287,533
SCANA Corp.	23,568	927,872
Sempra Energy	49,598	2,653,493
TECO Energy, Inc.	44,014	825,703
Wisconsin Energy Corp.	48,098	1,466,989
Xcel Energy, Inc.	99,493	2,376,888

		31,144,459

Multiline Retail — 0.7%
Big Lots, Inc. (a)	15,429	670,081
Family Dollar Stores, Inc.	26,040	1,336,373
JCPenney Co., Inc.	48,915	1,756,538
Kohl’s Corp.	60,310	3,198,842
Macy’s, Inc.	87,091	2,112,828
Nordstrom, Inc.	34,627	1,554,060
Sears Holdings Corp. (a)(b)	9,109	752,859
Target Corp.	146,011	7,302,010

		18,683,591

Office Electronics — 0.1%
Xerox Corp.	288,487	3,072,387

Oil, Gas & Consumable Fuels — 10.7%
Anadarko Petroleum Corp.	102,332	8,383,037
Apache Corp.	78,929	10,333,385
Cabot Oil & Gas Corp., Class A	21,528	1,140,338
Chesapeake Energy Corp.	135,594	4,545,111
Chevron Corp.	414,011	44,477,202
ConocoPhillips	294,856	23,547,200
Consol Energy, Inc.	46,637	2,501,142
Denbury Resources, Inc. (a)	82,670	2,017,148
Devon Energy Corp.	88,066	8,081,817
EOG Resources, Inc.	55,244	6,546,966
EQT Corp.	30,682	1,531,032
El Paso Corp.	145,413	2,617,434
Exxon Mobil Corp. (d)	1,022,680	86,038,068
Hess Corp.	61,967	5,280,208
Marathon Oil Corp.	146,463	7,807,943
Massey Energy Co.	21,315	1,457,093
Murphy Oil Corp.	39,755	2,918,812
Newfield Exploration Co. (a)	27,687	2,104,489
Noble Energy, Inc.	36,232	3,501,823
Occidental Petroleum Corp.	167,631	17,515,763

Common Stocks	Shares	Value

Oil, Gas & Consumable Fuels (concluded)
Peabody Energy Corp.	55,782	$4,014,073
Pioneer Natural Resources Co.	24,004	2,446,488
QEP Resources, Inc.	36,387	1,475,129
Range Resources Corp.	33,123	1,936,371
Southwestern Energy Co. (a)	71,688	3,080,433
Spectra Energy Corp.	133,720	3,634,510
Sunoco, Inc.	24,756	1,128,626
Tesoro Corp. (a)	29,427	789,526
Valero Energy Corp.	117,297	3,497,797
Williams Cos., Inc.	120,855	3,768,259

		268,117,223

Paper & Forest Products — 0.1%
International Paper Co.	90,641	2,735,545
MeadWestvaco Corp.	34,533	1,047,386

		3,782,931

Personal Products — 0.2%
Avon Products, Inc.	88,640	2,396,826
The Estée Lauder Cos., Inc. Class A	23,601	2,274,192

		4,671,018

Pharmaceuticals — 5.2%
Abbott Laboratories	319,150	15,654,308
Allergan, Inc.	63,224	4,490,168
Bristol-Myers Squibb Co.	351,115	9,279,969
Eli Lilly & Co.	210,070	7,388,162
Forest Laboratories, Inc. (a)	59,075	1,908,123
Hospira, Inc. (a)	34,283	1,892,422
Johnson & Johnson	564,121	33,424,169
Merck & Co, Inc.	635,823	20,988,517
Mylan, Inc. (a)	90,076	2,042,023
Pfizer, Inc.	1,648,894	33,489,037
Watson Pharmaceuticals, Inc. (a)	25,962	1,454,132

		132,011,030

Professional Services — 0.1%
Dun & Bradstreet Corp.	10,198	818,288
Equifax, Inc.	25,326	983,915
Robert Half International, Inc.	30,205	924,273

		2,726,476

Real Estate Investment Trusts (REITs) — 1.5%
Apartment Investment & Management Co., Class A	24,447	622,665
AvalonBay Communities, Inc.	17,743	2,130,579
Boston Properties, Inc.	29,400	2,788,590
Equity Residential	60,607	3,418,841
HCP, Inc.	82,667	3,136,386
Health Care REIT, Inc.	36,299	1,903,520
Host Marriott Corp.	140,253	2,469,855
Kimco Realty Corp.	83,510	1,531,573
Plum Creek Timber Co., Inc. (b)	33,233	1,449,291
ProLogis	117,556	1,878,545
Public Storage	28,767	3,190,548
Simon Property Group, Inc.	61,235	6,561,943
Ventas, Inc.	33,575	1,823,123
Vornado Realty Trust	33,697	2,948,488
Weyerhaeuser Co.	110,734	2,724,056

		38,578,003

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011	5

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Real Estate Management & Development — 0.1%
CB Richard Ellis Group, Inc. (a)	60,092	$1,604,456

Road & Rail — 0.9%
CSX Corp.	76,387	6,004,018
Norfolk Southern Corp.	73,445	5,087,535
Ryder System, Inc.	10,574	535,045
Union Pacific Corp.	101,373	9,968,007

		21,594,605

Semiconductors & Semiconductor Equipment — 2.4%
Advanced Micro Devices, Inc. (a)	119,098	1,024,243
Altera Corp.	65,956	2,903,383
Analog Devices, Inc.	61,756	2,431,951
Applied Materials, Inc.	272,120	4,250,515
Broadcom Corp., Class A	98,048	3,861,130
First Solar, Inc. (a)	11,175	1,797,387
Intel Corp.	1,131,866	22,829,737
KLA-Tencor Corp.	34,362	1,627,728
LSI Corp. (a)	126,833	862,464
Linear Technology Corp.	46,745	1,572,034
MEMC Electronic Materials, Inc. (a)	47,390	614,174
Microchip Technology, Inc.	38,823	1,475,662
Micron Technology, Inc. (a)	176,260	2,019,940
National Semiconductor Corp.	49,674	712,325
Novellus Systems, Inc. (a)	18,693	694,071
Nvidia Corp. (a)	119,501	2,205,989
Teradyne, Inc. (a)	38,144	679,345
Texas Instruments, Inc.	241,687	8,352,703
Xilinx, Inc.	53,799	1,764,607

		61,679,388

Software — 3.6%
Adobe Systems, Inc. (a)	104,478	3,464,491
Autodesk, Inc. (a)	47,174	2,080,845
BMC Software, Inc. (a)	36,811	1,830,979
CA, Inc.	78,730	1,903,691
Citrix Systems, Inc. (a)	38,613	2,836,511
Compuware Corp. (a)	44,993	519,669
Electronic Arts, Inc. (a)	68,876	1,345,148
Intuit, Inc. (a)	56,165	2,982,362
Microsoft Corp.	1,524,987	38,673,670
Novell, Inc. (a)	72,265	428,531
Oracle Corp.	802,318	26,773,352
Red Hat, Inc. (a)	39,763	1,804,843
Salesforce.com, Inc. (a)	24,398	3,259,085
Symantec Corp. (a)	157,415	2,918,474

		90,821,651

Specialty Retail — 1.9%
Abercrombie & Fitch Co., Class A	18,045	1,059,242
AutoNation, Inc. (a)(b)	13,147	465,009
AutoZone, Inc. (a)	5,565	1,522,361
Bed Bath & Beyond, Inc. (a)	52,537	2,535,961
Best Buy Co., Inc.	67,908	1,950,318
CarMax, Inc. (a)	46,563	1,494,672
GameStop Corp., Class A (a)	31,056	699,381
The Gap, Inc.	90,373	2,047,852
Home Depot, Inc.	337,959	12,524,761
Limited Brands, Inc.	54,405	1,788,836
Lowe’s Cos., Inc.	284,565	7,521,053
O’Reilly Automotive Inc. (a)	29,101	1,672,143

Common Stocks	Shares	Value

Specialty Retail (concluded)
RadioShack Corp.	22,363	$335,669
Ross Stores, Inc.	24,779	1,762,283
Staples, Inc.	148,699	2,887,735
TJX Cos., Inc.	81,604	4,058,167
Tiffany & Co.	26,001	1,597,501
Urban Outfitters, Inc. (a)	26,427	788,317

		46,711,261

Textiles, Apparel & Luxury Goods — 0.5%
Coach, Inc.	60,940	3,171,318
Nike, Inc., Class B	78,934	5,975,304
Polo Ralph Lauren Corp.	13,479	1,666,678
VF Corp.	17,850	1,758,760

		12,572,060

Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	108,338	1,048,712
People’s United Financial, Inc.	75,807	953,652

		2,002,364

Tobacco — 1.6%
Altria Group, Inc.	431,403	11,229,420
Lorillard, Inc.	30,019	2,852,105
Philip Morris International, Inc.	370,647	24,325,562
Reynolds American, Inc.	69,854	2,481,913

		40,889,000

Trading Companies & Distributors — 0.1%
Fastenal Co. (b)	30,324	1,965,905
W.W. Grainger, Inc.	12,021	1,655,051

		3,620,956

Wireless Telecommunication Services — 0.3%
American Tower Corp., Class A (a)	82,050	4,251,831
MetroPCS Communications, Inc. (a)	54,641	887,370
Sprint Nextel Corp. (a)	616,855	2,862,207

		8,001,408

Total Long-Term Investments (Cost – $1,930,425,441) – 99.0%		2,490,608,279

6	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.14% (c)(e)	23,344,307	$23,344,307

	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Money Market Series, 0.43% (c)(e)(f)	$16,983	16,982,660

Total Short-Term Securities (Cost – $40,326,967) – 1.6%		40,326,967

Total Investments (Cost – $1,970,752,408*) – 100.6%		2,530,935,246
Liabilities in Excess of Other Assets – (0.6)%		(15,729,449)

Net Assets – 100.0%		$2,515,205,797

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2011, as computed for federal income tax purposes were as follows:

Aggregate cost	$1,566,022,976

Gross unrealized appreciation	$1,083,024,529
Gross unrealized depreciation	(118,112,259)

Net unrealized appreciation	$964,912,270

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Series during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Beneficial Interest/ Shares Held at December 31, 2010	Shares Purchased		Beneficial Interest/ Shares Sold	Beneficial Interest/ Shares Held at March 31, 2011	Value at March 31, 2011	Realized Loss	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	11,774,805	11,569,502	[1]	—	23,344,307	$23,344,307	—	$6,462
BlackRock Liquidity Series, LLC Money Market Series	$135,284,520	—		$(118,301,860)[2]	$16,982,660	$16,982,660	—	$77,876
The PNC Financial Services Group, Inc.	108,792	270		(701)	108,361	$6,825,659	$(929)	$10,809

[1] Represents net shares purchased.

[2] Represents net beneficial interest sold.

(d)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities.

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of March 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation

400	S&P 500 EMINI	Chicago Mercantile	June 2011	$26,156,545	$263,455

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011	7

Schedule of Investments (concluded)	Master S&P 500 Index Series

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Series’ most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of March 31, 2011 in determining the fair valuation of the Series’ investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	$2,490,608,279	—	—	$2,490,608,279
Short-Term Securities	23,344,307	$16,982,660	—	40,326,967

Total	$2,513,952,586	$16,982,660	—	$2,530,935,246

[1]	See above Schedule of Investments for values in each industry.

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[2]
Assets:
Equity contracts	$263,455	—	—	$263,455

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

8	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2011

Item 2 –	Controls and Procedures

2(a) –

The registrants' principal executive and principal financial officers or persons performing similar functions have concluded that the registrants' disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrants' internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants' last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants' internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Index Equity Portfolio of BlackRock Funds and Master S&P 500 Index Series of Quantitative Master Series LLC

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
BlackRock Index Equity Portfolio of BlackRock Funds and Master S&P 500 Index Series of Quantitative Master Series LLC

Date: May 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Index Equity Portfolio of BlackRock Funds and Master S&P 500 Index Series of Quantitative Master Series LLC

Date: May 25, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Index Equity Portfolio of BlackRock Funds and Master S&P 500 Index Series of Quantitative Master Series LLC

Date: May 25, 2011